As filed with the Securities and Exchange Commission on March 10, 2005




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08273



                        BUILDERS FIXED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)



                   218 HENRY ROAD, MANCHESTER, MISSOURI 63011
               (Address of principal executive offices) (Zip code)


                                 JOHN W. STEWART
                                 218 HENRY ROAD
                              MANCHESTER, MO 63011
                     (Name and address of agent for service)



                                 (636) 207-0160
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31, 2004
                         -----------------



Date of reporting period: DECEMBER 31, 2004
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.

















                        BUILDERS FIXED INCOME FUND, INC.


                          ANNUAL REPORT TO SHAREHOLDERS


                                DECEMBER 31, 2004



















THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

January 11, 2005

Dear Shareholder,

As Chairman and President of the Builders Fixed Income Fund, Inc. (the "Fund"), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund's ProLoan program provides home mortgages to the buyers of newly constructed homes while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. ("CMM"), the Fund's manager, actively participates in coordinating the origination and securitization of ProLoan home mortgages. We believe our hands-on approach leads to substantial impact in our targeted mortgage markets.

We are pleased to present the Fund's financial statements for the year ended December 31, 2004. The Fund seeks to deliver quality core plus fixed income management to its investors. Principal Global Investors, LLC, the Fund's subadvisor, manages the Fund's investments and its Proloan mortgage pipeline with the goal of achieving the best returns possible. Principal has a large staff of portfolio managers, analysts, and others knowledgeable in all aspects of the fixed income market. Principal's skill in mortgage-backed securities and fixed income investment management in general provides the resources required to effectively manage the Fund's portfolio. The Fund's performance for the one year ended December 31, 2004 was 4.49% before fees and 3.87% after fees. The Fund's five-year average return was 7.00% before fees and 6.37% after fees. Please see the Performance Graph in the Annual Report for complete standardized performance information. Principal's continued goal is to maximize opportunities for the Fund in the fixed income markets.

The Fund's net asset value per share was $14.74 on December 31, 2004, compared to $14.80 on December 31, 2003. The Fund's total net assets were $236,753,458 on December 31, 2004 compared to $259,378,405 on December 31, 2003. The Fund's total net assets declined primarily due to investor redemptions.

CMM is focused on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the Proloan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 200 Proloan applications in the principal amount of $42,714,152 in 2004, compared to 347 ProLoan applications in the principal amount of $70,867,953 in 2003. The reduction in ProLoan activity was due to a drop in market activity in the St. Louis area.

The ProLoan program will continue its substantial progress in St. Louis, Missouri, Chicago and Southern Illinois, Louisville, Kentucky and Milwaukee, Wisconsin.

We will strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the Proloan Program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.


                                         Sincerely,


                                         John W. Stewart
                                         Chairman and President
                                         Builders Fixed Income Fund, Inc.





















PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE. CURRENT PERFORMANCE TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-257-1872.

January 13, 2005

Dear Shareholder:

U.S. economic growth has slowed from the very strong pace that it exhibited at the end of 2003 and early 2004. However, growth remains somewhat above long term potential, and should continue over the next 12 months. While the fundamental picture is strong, the focus now shifts to more technical factors as markets anticipate when and how much the Federal Reserve (Fed) will raise the fed funds target rate over the next year.

After hitting lows for the year in March, the 10-year Treasury yield rose steadily to a peak in mid-June. The increase, which was driven by a sharp escalation in employment growth, did not persist in the second half of 2004 since employment growth slowed and oil prices increased sharply. This drove down growth expectations. The decline in 10-year Treasury rates occurred even though the Fed made five tightening moves between June and December. Further increases in the fed funds rate target are expected in 2005, which should flatten the yield curve even more from current levels.

For the year, investment grade credit was the best performing sector, followed by mortgage-backed securities (MBS), asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and then U.S. agencies. U.S. Treasuries were the worst performing sector in fixed income during the past year.

Builders Fixed Income Fund, Inc. (the "Fund") slightly underperformed the Lehman Brothers Aggregate Bond Index (the "Index") for the six months ended December 31, 2004, returning 3.90% (after deducting fees and expenses) vs. 4.18% for the Index (which reflects no deduction for fees and expenses). Performance was enhanced by our investment in corporate securities, ABS, CMBS, agencies and MBS, which provided positive returns relative to comparable maturity Treasuries.

Performance was also enhanced by the shorter duration of the Fund relative to the Index as less than seven-year interest rates rose. During the fourth quarter the Fund's investment guidelines were expanded to include high yield bonds and the use of derivatives. By the end of the quarter, the process of implementing these strategies was in place.

For the past 12 months, the Fund also underperformed the Index, with a total return of 3.87% vs. 4.34% for the Index. The Fund's performance during the one-year period was hindered by the shorter duration of the Fund, as interest rates rose on the short end, were flat in the middle and fell at 10 years and longer. For the year, the Fund committed to purchase $42.7 million of new construction loans to qualified buyers who utilize union labor. However, the headwind from the rapid increase in new construction loans unwound in the second half of 2004 as these loans closed and were securitized into MBS.

The Fund's performance benefited during the year from positions in investment grade corporate bonds, CMBS, ABS, MBS and agencies, which outperformed comparable maturity Treasuries.

We will be monitoring the sector allocations as the economy improves. We continue to maintain an increasingly diversified portfolio of agencies, MBS, CMBS, ABS and corporate bonds. Principal's objective is to add value through disciplined security selection and sector rotation.

Our fixed income teams' portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. Value is added primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We place primary emphasis on investing exclusively in investment grade securities offering superior risk-adjusted yield premiums. Within the Fund's portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund's exposure to a single corporate issuer, and we take particular care to limit the contribution to duration associated with lower rated credits.

We appreciate the opportunity to serve as subadvisor to the Fund and we look forward to a long association with the Fund and its investors.

Sincerely,


Martin J. Schafer
Portfolio Manager




PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund's five-year and average annual return since inception (10/31/97) through 12/31/04 were 6.37% and 5.46% respectively.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Index's five-year and average annual return from 10/31/97 through 12/31/04 were 7.71% and 6.64% respectively. This index is not available for investment and does not incur expenses.

PERFORMANCE GRAPH




                        BUILDERS FIXED INCOME FUND, INC.
          VALUE OF $10,000 VS LIPPER INTERMEDIATE INVESTMENT GRADE AND
                     LEHMAN BROTHERS AGGREGATE BOND INDICES




GRAPH OMITTED


                                               LIPPER              LEHMAN
                            BUILDERS        INTERMEDIATE          BROTHERS
                          FIXED INCOME       INVESTMENT          AGGREGATE
          DATE              FUND, INC.       GRADE INDEX         BOND INDEX
-------------------------------------------------------------------------
        10/31/1997         10,000              10,000             10,000
        12/31/1997         10,158              10,121             10,147
         3/31/1998         10,289              10,278             10,306
         6/30/1998         10,506              10,502             10,545
         9/30/1998         10,846              10,905             10,991
        12/31/1998         10,817              10,917             11,028
         3/31/1999         10,822              10,874             10,972
         6/30/1999         10,681              10,763             10,877
         9/30/1999         10,722              10,831             10,950
        12/31/1999         10,755              10,811             10,937
         3/31/2000         10,915              11,024             11,178
         6/30/2000         10,953              11,167             11,372
         9/30/2000         11,279              11,494             11,715
        12/31/2000         11,723              11,955             12,209
         3/31/2001         12,068              12,282             12,580
         6/30/2001         12,053              12,384             12,650
         9/30/2001         12,613              12,923             13,235
        12/31/2001         12,519              12,937             13,240
         3/31/2002         12,476              12,928             13,253
         6/30/2002         12,944              13,260             13,742
         9/30/2002         13,533              13,718             14,372
        12/31/2002         13,705              14,010             14,598
         3/31/2003         13,879              14,255             14,801
         6/30/2003         14,125              14,687             15,171
         9/30/2003         14,088              14,684             15,149
        12/31/2003         14,099              14,768             15,198
         3/31/2004         14,445              15,139             15,598
         6/30/2004         14,096              14,771             15,218
         9/30/2004         14,509              15,218             15,705
        12/31/2004         14,645              15,400             15,854




                                                                                AVERAGE ANNUALIZED
TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2004    ONE YEAR     FIVE YEARS    SINCE INCEPTION*
                                                     -----------  ------------  ------------------
Builders Fixed Income Fund, Inc.                        3.87%        6.37%          5.46%
Lehman Brothers Aggregate Bond Index +                  4.34%        7.71%          6.64%
Lipper Intermediate Investment Grade Index ++           4.28%        7.33%          6.21%


* The Fund commenced operations on October 31, 1997.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

++ The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

                        BUILDERS FIXED INCOME FUND, INC.
                                 Expense Example


--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid during Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



    EXPENSE EXAMPLE                       ACTUAL PERFORMANCE      HYPOTHETICAL PERFORMANCE
                                                                 (5% RETURN BEFORE EXPENSES)
    ----------------------------------- ----------------------- ----------------------------
    Beginning Account Value (01/01/04)          $1,000                     $1,000
    Ending Account Value (12/31/04)             $1,039                     $1,044
    Expenses Paid during Period*                $6.02                      $6.03

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.59%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 366 (TO REFLECT THE ONE YEAR PERIOD).


                        BUILDERS FIXED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS at December 31, 2004
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                              VALUE
----------------                                                     -----------

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY: 19.1%

FEDERAL HOME LOAN BANK: 1.0%
$ 2,420,000         4.875%, 11/15/06 *                               $ 2,492,491
                                                                     -----------

FEDERAL HOME LOAN MORTGAGE CORP.: 1.1%
    280,000         4.625%, 05/28/13                                     278,703
  1,600,000         4.500%, 07/15/13                                   1,609,586
    650,000         5.125%, 11/07/13                                     652,733
                                                                     -----------
                                                                       2,541,022
                                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.4%
  2,000,000         3.875%, 11/17/08 *                                 1,993,414
    550,000         7.125%, 06/15/10                                     632,907
    575,000         6.125%, 03/15/12                                     639,799
  1,900,000         7.250%, 05/15/30 *                                 2,437,155
                                                                     -----------
                                                                       5,703,275
                                                                     -----------

U.S. TREASURY INFLATION INDEXED BONDS: 4.7%
  4,427,273         3.375%, 01/15/07                                   4,690,319
  3,055,054         3.875%, 01/15/09                                   3,425,122
  1,418,075         4.250%, 01/15/10                                   1,645,356
  1,239,576         2.000%, 01/15/14                                   1,283,349
                                                                     -----------
                                                                      11,044,146
                                                                     -----------

U.S. TREASURY NOTES/BONDS: 6.2%
  2,350,000         3.625%, 07/15/09                                   2,357,529
  1,100,000         6.500%, 02/15/10                                   1,245,707
  3,225,000         5.000%, 02/15/11                                   3,431,729
  2,300,000         4.875%, 02/15/12                                   2,431,712
  1,300,000         3.875%, 02/15/13                                   1,283,040
  1,300,000         4.000%, 02/15/14                                   1,282,481
  1,200,000         4.750%, 05/15/14                                   1,250,906
  1,200,000         5.375%, 02/15/31                                   1,297,969
                                                                     -----------
                                                                      14,581,073
                                                                     -----------

U.S. TREASURY STRIPS: 3.6%
  5,000,000         9.875%, 11/15/15 *                                 3,073,050
  4,600,000         9.000%, 11/15/18 *                                 2,360,421
  2,000,000         8.750%, 05/15/20 *                                   939,188
  6,500,000         6.875%, 08/15/25 *                                 2,287,604
                                                                     -----------
                                                                       8,660,263
                                                                     -----------

OTHER U.S. GOVERNMENT AGENCY: 0.1%
    165,000         Housing Urban Development
                    2.990%, 08/01/05                                     165,236
                                                                     -----------

TOTAL U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY
                    (cost $44,472,414)                                45,187,506
                                                                     -----------




                                       7

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                              VALUE
----------------                                                     -----------

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES: 31.6%

FEDERAL HOME LOAN MORTGAGE CORP.: 23.4%
$ 12,044,552        Pool B11269
                      5.000%, 12/01/18 *                             $12,245,142
     134,240        Pool C01220
                      6.500%, 09/01/31                                   141,033
      93,394        Pool C01244
                      6.500%, 10/01/31                                    98,120
      25,014        Pool C01246
                      7.000%, 10/01/31                                    26,519
     117,400        Pool C01252
                      6.500%, 11/01/31                                   123,341
     170,433        Pool C01287
                      6.500%, 01/01/32                                   179,058
     753,700        Pool C01435
                      6.000%, 12/01/32                                   779,894
     676,931        Pool C01753
                      5.000%, 01/01/34                                   673,855
   1,225,313        Pool C01785
                      5.000%, 02/01/34                                 1,219,745
   1,366,526        Pool C01796
                      5.000%, 03/01/34                                 1,358,370
   1,903,443        Pool C01811
                      5.000%, 04/01/34                                 1,892,083
     592,016        Pool C01839
                      5.000%, 05/01/34                                   588,483
   2,081,819        Pool C01846
                      5.000%, 06/01/34                                 2,069,395
     153,310        Pool C70921
                      6.000%, 09/01/32                                   158,638
     512,758        Pool C90513
                      6.000%, 01/01/22                                   533,512
     179,942        Pool E01049
                      6.000%, 09/01/16                                   188,536
     286,686        Pool E01142
                      6.500%, 04/01/17                                   303,672
     187,816        Pool E85540
                      6.500%, 09/01/16                                   198,945
   1,279,939        Pool E88188
                      6.000%, 02/01/17                                 1,341,065
     372,236        Pool E89844
                      6.000%, 05/01/17                                   390,020
     879,467        Pool E90878
                      5.500%, 08/01/17                                   909,759
     958,549        Pool E90928
                      6.000%, 07/01/17                                 1,004,345
      73,670        Pool G01198
                      7.000%, 11/01/30                                    78,168
   1,852,835        Pool G08001
                      5.000%, 07/01/34                                 1,841,778
   1,325,720        Pool G08005
                      5.500%, 08/01/34                                 1,348,052
   1,850,253        Pool G08009
                      5.000%, 09/01/34                                 1,839,211





                                       8



                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$ 1,275,797         Pool G08014
                      5.000%, 10/01/34                               $ 1,268,183
    934,847         Pool G08015
                      5.500%, 10/01/34                                   950,595
    679,125         Pool G08021
                      5.500%, 11/01/34                                   690,565
    853,700         Pool G08026
                      5.000%, 12/01/34                                   848,605
    543,650         Pool G08027
                      5.500%, 12/01/34                                   552,808
    302,513         Pool M80733
                      5.500%, 03/01/09                                   309,215
 11,250,000         FHLMC Gold TBA
                      5.500%, 01/15/35                                11,429,303
  7,500,000         FHLMC Gold TBA
                      6.000%, 01/15/35                                 7,748,438
                                                                     -----------
                                                                      55,328,451
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.9%
     55,723         Pool 253398
                      8.000%, 08/01/30                                    60,438
     28,725         Pool 253436
                      7.500%, 09/01/30                                    30,817
    103,582         Pool 253437
                      8.000%, 09/01/30                                   112,347
    110,850         Pool 253481
                      8.000%, 10/01/30                                   120,230
    204,020         Pool 253516
                      8.000%, 11/01/30                                   221,285
     85,937         Pool 253546
                      7.500%, 12/01/30                                    92,108
    201,020         Pool 253547
                      8.000%, 12/01/30                                   218,030
     65,142         Pool 253643
                      7.500%, 02/01/31                                    69,819
    116,160         Pool 253672
                      7.000%, 03/01/31                                   123,214
     96,132         Pool 253673
                      7.500%, 03/01/31                                   103,035
    198,806         Pool 253711
                      7.000%, 04/01/31                                   210,815
     68,038         Pool 253712
                      7.500%, 04/01/31                                    72,920
    226,576         Pool 253795
                      7.000%, 05/01/31                                   240,263
     12,365         Pool 253796
                      7.500%, 05/01/31                                    13,252
    218,556         Pool 253842
                      7.000%, 06/01/31                                   231,759
     81,411         Pool 253889
                      6.500%, 07/01/31                                    85,489
    116,023         Pool 253895
                      7.000%, 08/01/31                                   123,031
    318,146         Pool 253907
                      7.000%, 07/01/31                                   337,365
     62,670         Pool 253949
                      6.500%, 09/01/31                                    65,809




                                       9


                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
  $ 383,135         Pool 253950
                      7.000%, 09/01/31                               $   406,280
     50,289         Pool 254007
                      6.500%, 10/01/31                                    52,808
    315,563         Pool 254008
                      7.000%, 10/01/31                                   334,626
     43,907         Pool 254050
                      6.500%, 11/01/31                                    46,106
    126,997         Pool 254051
                      7.000%, 11/01/31                                   134,669
    155,219         Pool 254092
                      6.500%, 12/01/31                                   162,993
     31,109         Pool 254093
                      7.000%, 12/01/31                                    32,988
    218,126         Pool 254147
                      6.500%, 01/01/32                                   229,051
    187,917         Pool 254198
                      6.000%, 02/01/32                                   194,633
     24,314         Pool 254199
                      6.500%, 02/01/32                                    25,532
    372,318         Pool 254238
                      6.000%, 03/01/32                                   385,624
    308,612         Pool 254263
                      6.500%, 04/01/32                                   324,021
    401,140         Pool 254311
                      6.500%, 05/01/32                                   421,170
    118,523         Pool 254346
                      6.500%, 06/01/32                                   124,441
    588,787         Pool 254366
                      5.500%, 06/01/09                                   601,865
    186,661         Pool 254378
                      6.500%, 07/01/32                                   195,982
    543,274         Pool 254406
                      6.500%, 08/01/32                                   570,401
    261,400         Pool 254448
                      6.500%, 09/01/32                                   274,453
    374,942         Pool 254549
                      6.000%, 12/01/32                                   388,334
    414,376         Pool 254637
                      5.500%, 02/01/33                                   421,441
    102,276         Pool 254638
                      6.000%, 02/01/33                                   105,930
    779,513         Pool 254720
                      4.500%, 05/01/18                                   779,031
  1,128,554         Pool 254949
                      5.000%, 11/01/33                                 1,122,286
    214,704         Pool 504974
                      6.500%, 07/01/29                                   225,599
    274,967         Pool 506345
                      6.500%, 07/01/29                                   288,922
  3,579,117         Pool 699840
                      5.000%, 04/01/18                                 3,640,942
                                                                     -----------
                                                                      14,022,154
                                                                     -----------




                                       10

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.3%
  $ 832,180         Pool 003150
                      6.500%, 10/20/31                               $   875,215
  1,291,878         Pool 003187
                      6.000%, 01/20/32                                 1,339,288
    502,179         Pool 448335
                      6.500%, 04/15/31                                   529,248
     47,753         Pool 581950
                      7.500%, 03/15/32                                    51,300
  2,750,000         GNMA TBA
                      5.500%, 01/15/35                                 2,806,719
                                                                     -----------
                                                                       5,601,770
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY -  MORTGAGE BACKED SECURITIES
(cost $74,611,980)                                                    74,952,375
                                                                     -----------


ASSET BACKED SECURITIES: 13.8%
    750,000         American Express Master Trust**
                      Series 2001-4  Class A
                      2.533%, 11/17/08 *(b)                              751,726
    560,000         Ameriquest Mortgage Securities, Inc.
                      Series 2004-R2  Class A3
                      2.618%, 04/25/34 *(b)                              560,360
    255,000         Asset Backed Funding Certificates
                      Series 2004-OPT3  Class A3
                      2.608%, 02/25/30 *(b)                              255,164
  1,000,000         Banc of America Commercial Mortgage, Inc.
                      Series 2003-1  Class A2
                      4.648%, 09/11/36 *                               1,004,480
  3,108,756         Banc of America Commercial Mortgage, Inc.
                      Series 2004-2  Class XC
                      0.045%, 11/10/38 (a)                                59,959
    326,413         Bear Stearns Adjustable Rate Mortgage Trust
                      Series 1999-WF2  Class A1
                      6.800%, 07/15/31 *                                 340,878
    270,000         Bear Stearns Adjustable Rate Mortgage Trust
                      Series 2004-4  Class A6
                      3.517%, 06/25/34                                   263,957
  3,069,684         Bear Stearns Commercial Mortgage Securities, Inc.
                      Series 2003-PWR2  Class X2
                      0.652%, 05/11/39 (a)                                85,208
    575,000         Bear Stearns Commercial Mortgage Securities, Inc.
                      Series 2004-PWR4  Class A3
                      5.468%, 06/11/41                                   603,120
  1,000,000         Capital One Multi-Asset Execution Trust
                      Series 2004-B1  Class B1
                      2.843%, 11/15/11 (b)                             1,005,274
    670,000         Capital One Multi-Asset Execution Trust
                      Series 2004-B2  Class B2
                      2.623%, 12/15/09 (b)                               671,261
  3,882,718         Chase Commercial Mortgage Securities Corp.
                      Series 2000-2  Class A1
                      7.543%, 07/15/32                                 4,179,820
    325,000         Chase Credit Card Master Trust
                      Series 2004-1  Class B
                      2.603%, 05/15/09 *(b)                              325,203





                                       11


                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

ASSET BACKED SECURITIES (continued)
  $ 750,000         Chase Credit Card Master Trust
                      Series 2003-6  Class B
                      2.753%, 02/15/11 *(b)                          $   756,362
    750,000         Chase Funding Mortgage Loan
                      Asset-Backed Certificates
                      Series 2003-6  Class 2A2
                      2.708%, 09/25/33 (b)                               750,482
  1,500,000         Commercial Mortgage Pass-Through Certificates
                      Series 2000-C1  Class A2
                      7.416%, 08/15/33 *                               1,702,340
    500,000         Countrywide Asset-Backed Certificates
                      Series 2003-BC5  Class M4
                      4.118%, 04/25/33 *(b)                              511,470
    750,000         Countrywide Asset-Backed Certificates
                      Series 2003-BC3  Class M1
                      3.188%, 06/25/33 *(b)                              755,206
    350,000         Countrywide Asset-Backed Certificates
                      Series 2000-1 Class MV1
                      2.888%, 03/25/31 *(b)                              350,323
    335,000         CS First Boston Mortgage Securities Corp.
                      Series 2004-AR4  Class 5M1
                      3.018%, 05/25/34 *(b)                              333,393
    220,000         CS First Boston Mortgage Securities Corp.
                      Series 2004-AR5  Class 11M1
                      3.018%, 06/25/34 *(b)                              219,522
  4,550,303         CS First Boston Mortgage Securities Corp.
                      Series 2004-C2  Class ASP
                      0.571%, 05/15/36 (a)                                99,561
  4,673,106         CS First Boston Mortgage Securities Corp.
                      Series 2004-C3  Class ASP
                      0.683%, 07/15/36 (a)                               150,292
    130,000         CS First Boston Mortgage Securities Corp.
                      Series 1999-C1  Class C
                      7.681%, 09/15/41                                   148,692
  6,603,077         CS First Boston Mortgage Securities Corp.
                      Series 2004-CS  Class AX
                      0.075%, 11/15/37 (a)                               135,158
    119,119         Daimler Chrysler Auto Trust
                      Series 2001-B  Class A4
                      5.320%, 09/06/06 *                                 119,638
    545,000         DLJ Mortgage Acceptance Corp.
                      Series 1997-CF2  Class A3
                      6.990%, 10/15/30 (a)                               576,926
    250,000         First Union National Bank Commercial Mortgage
                      Series 2000-C1  Class C
                      8.087%, 05/15/32                                   291,721
    750,000         First USA Credit Card Master Trust
                      Series 2001-3  Class A
                      2.550%, 11/19/08 *(b)                              751,747
    750,000         First USA Credit Card Master Trust
                      Series 2001-4  Class B
                      1.974%, 01/12/09 *(b)                              753,196
  6,289,023         GE Capital Commercial Mortgage Corp.
                      Series 2004-C2  Class X2
                      0.705%, 03/10/40 (a)                               188,796
  4,607,134         GMAC Commercial Mortgage Securities, Inc.
                      Series 2004-C2  Class X2
                      0.970%, 03/10/38 (a)                               188,123



                                       12


                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

ASSET BACKED SECURITIES (CONTINUED)
$10,579,000         Greenwich Capital Commercial Funding Corp.
                      Series 2004-GG1  Class XP
                      0.391%, 06/10/36 (a)                           $   194,675
    490,793         Impac CMB Trust
                      Series 2003-11  Class 1A2
                      2.918%, 10/25/33 *(b)                              493,487
  4,500,000         JP Morgan Chase Commercial
                      Mortgage Securities Corp.
                      Series 2004-CB8  Class X2
                      1.216%, 01/12/39 (a)                               228,586
  6,823,200         JP Morgan Chase Commercial
                      Mortgage Securities Corp.
                      Series 2004-C3 Class X1
                      0.047%, 01/15/42 (a)                               116,208
    292,741         Keycorp
                      Series 2000-C1  Class A1
                      7.617%, 05/17/32 *                                 300,558
    698,166         LB-UBS Commercial Mortgage Trust
                      Series 2000-C3 Class A1
                      7.950%, 05/15/15 *                                 747,344
    500,000         LB-UBS Commercial Mortgage Trust
                      Series 2002-C2  Class A2
                      4.904%, 06/15/26 *                                 515,366
  2,857,417         LB-UBS Commercial Mortgage Trust
                      Series 2004-C2  Class XCP
                      0.133%, 03/15/36 (a)                                81,399
  2,706,589         LB-UBS Commercial Mortgage Trust
                      Series 2004-C2 Class XCP
                      1.233%, 03/15/36 (a)                               136,675
  3,580,392         LB-UBS Commercial Mortgage Trust
                      Series 2004-C6  Class XCP
                      0.745%, 08/15/36 (a)                               121,476
    170,000         Long Beach Mortgage Loan Trust
                      Series 2004-2  Class M1
                      2.948%, 06/25/34 *(b)                              169,971
    200,000         Long Beach Mortgage Loan Trust
                      Series 2004-2  Class M2
                      3.498%, 06/25/34 *(b)                              201,162
    750,000         MBNA Credit Card Master Note Trust
                      Series 2002-B2  Class B2
                      2.783%, 10/15/09 *(b)                              754,135
    670,000         Merrill Lynch Mortgage Investors, Inc.
                      Series 2004-WMC3 Class M1
                      2.978%, 01/25/35 *(b)                              670,430
     91,457         Merrill Lynch Mortgage Investors, Inc.
                      Series 1997-C1  Class A3
                      7.120%, 06/18/29                                    96,157
    675,000         Merrill Lynch Mortgage Investors, Inc.
                      Series 2004-WMC5  Class A2B2
                      2.899%, 07/25/35 (b)                               675,434
  2,600,000         Morgan Stanley Capital I
                      Series 2004-HQ3  Class X2
                      1.118%, 01/13/41 (a)                               133,255
    750,000         New Century Home Equity Loan Trust
                      Series 2003-6  Class M1
                      3.138%, 01/25/34 (b)                               754,965
    475,000         Option One Mortgage Loan Trust
                      Series 2004-2  Class M2
                      2.948%, 05/25/34 (b)                               476,219



                                       13


                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

ASSET BACKED SECURITIES (continued)
  $ 475,000         Option One Mortgage Loan Trust
                      Series 2004-2  Class M1
                      3.468%, 05/25/34 (b)                           $   475,304
    750,000         Residential Asset Securities Corp.
                      Series 2003-KS10  Class MII1
                      3.008%, 12/25/33 *(b)                              753,605
    375,000         Residential Asset Securities Corp.
                      Series 2003-KS10  Class MII2
                      3.768%, 12/25/33 *(b)                              379,950
    325,000         Specialty Underwriting & Residential Finance
                      Series 2004-BC1  Class M1
                      2.928%, 02/25/35 *(b)                              325,209
    450,000         Washington Mutual, Inc.
                      Series 2004-AR4  Class A6
                      3.812%, 06/25/34                                   443,234
    350,000         Wells Fargo Home Equity Trust
                      Series 2004-1  Class M1
                      2.918%, 04/25/34 (b)                               350,230
  4,104,684         Wells Fargo Mortgage Backed Securities Trust
                      Series 2003-N  Class 2A1
                      4.745%, 12/25/33 (b)                             4,109,359

                                                                     -----------
TOTAL ASSET BACKED SECURITIES
(cost $31,955,626)                                                    32,593,751
                                                                     -----------


CORPORATE BONDS: 42.9%

BANK: 2.2%
    325,000         Bank of America Corp.
                      4.750%, 10/15/06                                   332,982
    500,000         Bank of America Corp.
                      4.375%, 12/01/10                                   502,136
    175,000         Bank of America Corp.
                      7.400%, 01/15/11                                   202,967
    105,000         Citigroup, Inc.
                      6.625%, 06/15/32                                   117,994
    750,000         Huntington Bancshares, Inc.
                      2.630%, 12/01/05 (b)                               750,881
    475,000         JP Morgan Chase & Co.
                      5.125%, 09/15/14                                   479,023
    100,000         Marshall & Ilsey Bank
                      4.125%, 09/04/07                                   101,977
    535,000         PNC Funding Corp.
                      5.750%, 08/01/06                                   555,027
    210,000         SunTrust Banks, Inc.
                      5.050%, 07/01/07                                   217,308
    600,000         Wachovia Bank NA
                      7.800%, 08/18/10                                   705,496
    220,000         Washington Mutual Bank FA
                      6.875%, 06/15/11                                   247,903
    750,000         Washington Mutual, Inc.
                      2.450%, 11/03/05 *(b)                              751,411
    225,000         Wells Fargo & Co.
                      3.120%, 08/15/08                                   219,143
                                                                     -----------
                                                                       5,184,248
                                                                     -----------




                                       14

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

ENERGY: 2.1%
$   200,000         BP Canada Finance Co.
                      6.750%, 02/15/05                               $   201,127
    500,000         Canadian Oil Sands Ltd.
                      4.800%, 08/10/09 (a)                               505,070
    150,000         Chesapeake Energy Corp.
                      6.375%, 06/15/15 (a)                               154,875
    200,000         Devon Financing Corp. ULC
                      7.875%, 09/30/31                                   252,614
    925,000         Duke Energy Corp.
                      2.420%, 01/15/05 *(b)                              925,054
    175,000         Husky Energy, Inc.
                      6.250%, 06/15/12                                   191,385
    230,000         Husky Energy, Inc.
                      6.150%, 06/15/19                                   246,136
    500,000         Kerr-McGee Corp.
                      5.375%, 04/15/05                                   503,250
    150,000         Key Energy Services, Inc.
                      8.375%, 03/01/08                                   157,875
    120,000         Nexen, Inc.
                      5.050%, 11/20/13                                   119,383
    125,000         Nexen, Inc.
                      7.875%, 03/15/32                                   155,253
    250,000         Occidental Petroleum Corp.
                      4.000%, 11/30/07                                   251,821
    275,000         Precision Drilling Corp.
                      5.625%, 06/01/14                                   286,877
    200,000         Swift Energy Co.
                      7.625%, 07/15/11                                   217,000
    350,000         Union Pacific Resources Group
                      6.500%, 05/15/05                                   354,188
    250,000         Valero Energy Corp.
                      7.375%, 03/15/06                                   261,501
    250,000         Valero Energy Corp.
                      6.125%, 04/15/07                                   263,609
                                                                     -----------
                                                                      5,047,018
                                                                     -----------

FINANCE: 10.0%
    100,000         Ace INA Holdings, Inc.
                      5.875%, 06/15/14                                   102,632
    430,000         ACE Ltd.
                      6.000%, 04/01/07                                   448,804
    300,000         Allstate Corp. (The)
                      7.875%, 05/01/05                                   304,819
    750,000         American General Finance Corp.
                      2.460%, 11/15/06 *(b)                              750,794
    455,000         Arch Capital Group Ltd.
                      7.350%, 05/01/34                                   486,618
    750,000         ASIF Global Financing
                      2.550%, 05/30/06 *(a)(b)                           752,125
    750,000         Bear Stearns Cos., Inc. (The)
                      3.149%, 09/27/07 *(b)                              760,031
    650,000         Bear Stearns Cos., Inc. (The)
                      2.460%, 01/30/09 *(b)                              652,234
    525,000         Capital One Bank
                      6.875%, 02/01/06                                   544,765
    240,000         Capital One Bank
                      5.000%, 06/15/09                                   247,375




                                       15

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

FINANCE (CONTINUED)
  $ 625,000         CIT Group, Inc.
                      5.125%, 09/30/14                               $   627,094
  2,000,000         Citigroup Global Markets Holdings, Inc.
                     5.875%, 03/15/06                                  2,062,780
    350,000         CNA Financial Corp.
                      5.850%, 12/15/14                                   349,925
  1,500,000         Countrywide Home Loans, Inc.
                      5.500%, 08/01/06 *                               1,547,407
    465,000         Endurance Specialty Holdings Ltd.
                      7.000%, 07/15/34                                   480,325
    200,000         Farmers Exchange Capital
                      7.050%, 07/15/28 (a)                               205,450
    115,000         General Electric Capital Corp.
                      6.750%, 03/15/32                                   135,056
    750,000         Goldman Sachs Group, Inc.
                      7.625%, 08/17/05                                   772,204
    500,000         Goldman Sachs Group, Inc.
                      2.300%, 10/27/06 *(b)                              501,169
    525,000         Goldman Sachs Group, Inc.
                      5.250%, 10/15/13                                   538,068
    175,000         Goldman Sachs Group, Inc.
                      5.150%, 01/15/14                                   177,665
    410,000         HSBC Finance Corp.
                      6.500%, 01/24/06                                   423,953
    250,000         HSBC Finance Corp.
                      4.625%, 01/15/08                                   256,162
    200,000         HSBC Finance Corp.
                      4.125%, 12/15/08                                   200,999
    425,000         HSBC Finance Corp.
                      4.125%, 11/16/09                                   423,176
    275,000         HSBC Finance Corp.
                      4.750%, 07/15/13                                   273,342
    400,000         Infinity Property & Casualty Corp.
                      5.500%, 02/18/14                                   395,883
    500,000         Lehman Brothers Holdings, Inc.
                      6.250%, 05/15/06                                   520,538
    750,000         Lehman Brothers Holdings, Inc.
                      2.210%, 04/20/07 (b)                               750,947
    375,000         Lehman Brothers Holdings, Inc.
                      4.800%, 03/13/14                                   370,566
    235,000         Liberty Mutual Group
                      5.750%, 03/15/14 (a)                               231,441
    155,000         Liberty Mutual Group
                      7.000%, 03/15/34 (a)                               157,208
    375,000         Markel Corp.
                      6.800%, 02/15/13                                   405,457
    750,000         Merrill Lynch & Co., Inc.
                      2.280%, 10/27/06 *(b)                              751,356
    250,000         Merrill Lynch & Co., Inc.
                      6.000%, 02/17/09                                   268,564
    245,000         Merrill Lynch & Co., Inc.
                      5.450%, 07/15/14                                   253,928
    290,000         Merrill Lynch & Co., Inc.
                      5.000%, 01/15/15                                   289,428
    750,000         Metropolitan Life Global Funding I
                      2.651%, 03/17/09 (a)(b)                            750,096




                                       16

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

FINANCE (CONTINUED)
  $ 600,000         Morgan Stanley
                      7.750%, 06/15/05                               $   613,162
    500,000         Morgan Stanley
                      2.610%, 01/31/06 *(b)                              502,175
    250,000         Morgan Stanley
                      3.625%, 04/01/08                                   248,820
    315,000         Morgan Stanley
                      4.750%, 04/01/14                                   307,505
    200,000         Newcourt Credit Group, Inc.
                      6.875%, 02/16/05                                   199,655
    560,000         St. Paul Cos., Inc.
                      5.750%, 03/15/07                                   582,915
    120,000         Travelers Property Casualty Corp.
                      3.750%, 03/15/08                                   118,915
     25,000         Travelers Property Casualty Corp.
                      6.375%, 03/15/33                                    25,763
    530,000         WR Berkley Corp.
                      5.125%, 09/30/10                                   536,549
     80,000         WR Berkley Corp.
                      5.875%, 02/15/13                                    82,258
    500,000         XL Capital (Europe) Plc
                      6.500%, 01/15/12                                   548,044
    645,000         XL Capital Ltd.
                      5.250%, 09/15/14                                   647,603
                                                                     -----------
                                                                      23,583,748
                                                                     -----------

FOODS & BEVERAGE: 1.5%
    725,000         Bunge Ltd. Finance Corp.
                      4.375%, 12/15/08                                   731,220
    100,000         Chiquita Brands International, Inc.
                      7.500%, 11/1/14 (a)                                101,750
    150,000         Cia Brasileira de Bebidas
                      10.500%, 12/15/11                                  189,000
    155,000         Cia Brasileira de Bebidas
                      8.750%, 09/15/13                                   181,350
    250,000         Coors Brewing Co.
                      6.375%, 05/15/12                                   275,273
    300,000         Dean Foods Co.
                      6.75%, 06/15/05                                    304,500
    750,000         Diageo Capital Plc
                      2.169%, 04/20/07 (b)                               751,014
    500,000         Kraft Foods, Inc.
                      4.625%, 11/01/06                                   510,530
    100,000         Kraft Foods, Inc.
                      5.625%, 11/01/11                                   106,044
    100,000         Kraft Foods, Inc.
                      6.500%, 11/01/31                                   110,695
    130,000         Pilgrim's Pride Corp.
                      9.625%, 09/15/11                                   146,900
    100,000         SABMiller Plc
                      6.625%, 08/15/33 (a)                               113,822
                                                                     -----------
                                                                       3,522,098
                                                                     -----------




                                       17

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------


HEALTH CARE: 0.8%
  $ 100,000         Biovail Corp.
                      7.875%, 04/01/10                               $   104,000
    150,000         Elan Finance Plc
                      7.750%, 11/15/11 (a)                               160,500
    250,000         HCA, Inc.
                      6.375%, 01/15/15                                   251,473
    150,000         Healthsouth Corp.
                      7.625%, 06/01/12                                   151,500
    250,000         Pacificare Health Systems
                      10.750%, 06/01/09                                  290,000
    165,000         Schering-Plough Corp.
                      5.550%, 12/01/13                                   172,754
    200,000         WellPoint, Inc.
                      4.875%, 08/01/05                                   201,504
    200,000         WellPoint, Inc.
                      3.750%, 12/14/07 (a)                               200,033
    150,000         WellPoint, Inc.
                      4.250%, 12/15/09 (a)                               150,094
    185,000         WellPoint, Inc.
                      5.000%, 12/15/14 (a)                               184,776
                                                                     -----------
                                                                       1,866,634
                                                                     -----------

INDUSTRIAL: 9.1%
    290,000         Abitibi-Consolidated, Inc.
                      8.300%, 08/01/05                                   297,975
    150,000         Acetex Corp.
                      10.875%, 08/01/09                                  163,875
    100,000         Affinia Group, Inc.
                      9.000%, 11/30/14 (a)                               104,750
    100,000         Allied Waste North America
                      8.875%, 04/01/08                                   107,500
     80,000         Allied Waste North America
                      9.250%, 09/01/12                                    87,000
    125,000         Alpha Natural Resources LLC
                      10.000%, 06/01/12 (a)                              143,125
    150,000         Altra Industrial Motion, Inc.
                      9.000%, 12/01/11 (a)                               153,000
    650,000         American Honda Finance Corp.
                      2.640%, 09/11/06 (a)(b)                            651,895
    200,000         Ameristar Casinos, Inc.
                      10.750%, 02/15/09                                  224,000
    225,000         Arvinmeritor, Inc.
                      8.750%, 03/01/12                                   261,000
    150,000         BCP Caylux Holdings Luxembourg SCA
                      9.625%, 06/15/14 (a)                               169,875
    150,000         Cadmus Communications Corp.
                      8.375%, 06/15/14                                   164,063
    200,000         Case New Holland, Inc.
                      6.000%, 06/01/09 (a)                               196,000
    100,000         Celulosa Arauco y Consitucion SA
                      5.125%, 07/09/13                                    99,238
    250,000         Chevron Phillips Chemical Co. LLC
                      5.375%, 06/15/07                                   259,290
    165,000         Chevron Phillips Chemical Co. LLC
                      7.000%, 03/15/11                                   186,176




                                       18


                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

INDUSTRIAL (CONTINUED)
  $ 100,000         Choctaw  Resort Development Enterprise
                      7.250%, 11/15/19 (a)                           $   101,500
    100,000         Cintas Corp.
                      5.125%, 06/01/07                                   103,922
    130,000         Codelco, Inc.
                      5.500%, 10/15/13 (a)                               135,623
    350,000         Cooper Cameron Corp.
                      2.650%, 04/15/07                                   341,024
    150,000         CRH America, Inc.
                      6.950%, 03/15/12                                   171,224
    175,000         CRH America, Inc.
                      6.400%, 10/15/33                                   191,811
    100,000         Crystal US Holdings 3 LLC
                      0.000%, 10/01/14 (a)                                69,000
    500,000         DaimlerChrysler NA Holding Corp.
                      7.750%, 06/15/05                                   510,700
    100,000         DaimlerChrysler NA Holding Corp.
                      7.250%, 01/18/06                                   103,857
    460,000         DaimlerChrysler NA Holding Corp.
                      4.050%, 06/04/08                                   459,413
    210,000         Dana Corp.
                      5.850%, 01/15/15 (a)                               208,950
    150,000         Delco Remy International, Inc.
                      8.625%, 12/15/07                                   153,000
    350,000         DR Horton, Inc.
                      5.625%, 9/15/14                                    350,875
    225,000         Equistar Chemicals LP
                      10.625%, 05/01/11                                  262,125
    250,000         Falconbridge Ltd.
                      5.375%, 06/01/15                                   248,082
    150,000         Ford Motor Credit Co.
                      6.125%, 01/09/06                                   153,670
    825,000         Ford Motor Credit Co.
                      6.500%, 01/25/07                                   858,285
    350,000         Ford Motor Credit Co.
                      5.700%, 01/15/10                                   353,568
    200,000         Ford Motor Credit Co.
                      7.875%, 06/15/10                                   220,597
    125,000         Ford Motor Holdings Co.
                      9.300%, 03/01/30                                   146,989
    300,000         GenCorp, Inc.
                      9.500%, 08/15/13                                   336,000
     50,000         General Dynamics Corp.
                      3.000%, 05/15/08                                    48,917
    405,000         General Electric Co.
                      5.000%, 02/01/13                                   416,203
    815,000         General Motors Acceptance Corp.
                      6.750%, 01/15/06                                   836,298
    100,000         General Motors Acceptance Corp.
                      5.625%, 05/15/09                                   100,099
    400,000         General Motors Acceptance Corp.
                      6.875%, 08/28/12                                   408,995
    315,000         General Motors Corp.
                      8.250%, 07/15/23                                   328,915
    250,000         Hanson Overseas BV
                      6.750%, 09/15/05                                   255,983




                                       19

                        BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

INDUSTRIAL (CONTINUED)
  $ 335,000         Harrah's Operting Co., Inc.
                      5.500%, 07/01/10                               $   347,176
    150,000         Hexcel Corp.
                      9.750%, 01/15/09                                   156,750
    240,000         Host Marriott Corp.
                      7.875%, 08/01/08                                   247,800
    200,000         Hutchison Whampoa International 03/33 Ltd.
                      5.450%, 11/24/10 (a)                               207,448
    180,000         ICI Wilmington, Inc.
                      5.625%, 12/01/13                                   186,750
    475,000         International Paper Co.
                      3.800%, 04/01/08                                   473,405
    240,000         International Paper Co.
                      6.750%, 09/01/11                                   269,437
    100,000         Intertape Polymer US, Inc.
                      8.500%, 08/01/14 (a)                               102,125
    200,000         John Deere Capital Corp.
                      3.125%, 12/15/05                                   199,744
    200,000         Jorgensen Earle M. Co.
                      9.750%, 06/01/12                                   226,000
    200,000         K Hovnanian Enterprises, Inc.
                      8.000%, 04/01/12                                   219,500
    200,000         KB Home
                      9.500%, 02/15/11                                   221,000
    100,000         K&F Acquisition, Inc.
                      7.750%, 11/15/14 (a)                               103,750
    350,000         Kerr-McGee Corp.
                      6.950%, 07/01/24                                   388,114
    499,000         Kindercare Learning Centers
                      9.500%, 02/15/09                                   503,366
    500,000         Lubrizol Corp.
                      4.625%, 10/01/09                                   499,754
    200,000         Lyondell Chemical Co.
                      10.875%, 05/01/09                                  212,500
    785,000         Masco Corp.
                      2.700%, 03/09/07 (a)(b)                            786,973
    200,000         Meritage Homes Corp.
                      9.750%, 06/01/11                                   222,000
    250,000         MGM Mirage, Inc.
                      6.950%, 02/01/05                                   250,775
    230,000         Mohawk Industries, Inc.
                      6.500%, 04/15/07                                   244,499
    100,000         Mueller Group, Inc.
                      10.000%, 05/01/12                                  109,500
    175,000         Neenah Paper, Inc.
                      7.375%, 11/15/14 (a)                               178,500
    140,000         Newell Rubbemaid, Inc.
                      4.000%, 05/01/10                                   136,017
    185,000         Norbord, Inc.
                      7.250%, 07/01/12                                   207,764
    200,000         Owens-Brockway Glass
                      6.750%, 12/01/14 (a)                               203,000
    150,000         Penn National Gaming, Inc.
                      11.125%, 03/01/08                                  160,875




                                       20

                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

INDUSTRIAL (CONTINUED)
  $ 200,000         Phillips Van-Heusen
                      8.125%, 05/01/13                               $   218,000
    100,000         Polypore, Inc.
                      0.000%, 10/01/12 (a)                                64,500
     75,000         Propex Fabrics, Inc.
                      10.000%, 12/01/12 (a)                               78,188
    150,000         Resolution Performance Products LLP
                      9.500%, 04/15/10                                   163,125
    500,000         Rio Tinto Finance USA Ltd.
                      5.750%, 07/03/06                                   518,527
    250,000         Ryland Group, Inc.
                      9.750%, 09/01/10                                   273,125
    150,000         Samsonite Corp.
                      8.875%, 06/01/11                                   163,125
    300,000         Smurfit Capital Funding Plc
                      6.750%, 11/20/05                                   307,500
    150,000         Stanadyne Corp.
                      10.000%, 08/15/14 (a)                              162,750
    200,000         Standard-Pacific Corp.
                      9.500%, 09/15/10                                   216,000
    100,000         Tenneco Automotive, Inc.
                      8.625%, 11/15/14 (a)                               104,500
    200,000         Terex Corp.
                      10.375%, 4/1/11                                    225,000
    100,000         Trimas Corp.
                      9.875%, 06/15/12                                   106,500
    150,000         United Rentals North America, Inc.
                      6.500%, 02/15/12                                   147,000
    200,000         Valspar Corp.
                      6.000%, 05/01/07                                   209,693
    200,000         Vicar Operating, Inc.
                      9.875%, 12/01/09                                   220,000
    150,000         Waste Management, Inc.
                      5.000%, 03/15/14                                   151,365
                                                                     -----------
                                                                      21,537,807
                                                                     -----------

MEDIA: 3.5%
    150,000         AMC Entertainment, Inc.
                      9.875%, 02/01/12                                   164,250
    150,000         AMF Bowling Worldwide, Inc.
                      10.000%, 03/01/10                                  160,875
    100,000         Charter Communications Operating LLC
                      8.375%, 04/30/14 (a)                               106,000
    100,000         Clear Channel Communications, Inc.
                      4.625%, 01/15/08                                   101,616
    425,000         Clear Channel Communications, Inc.
                      4.500%, 01/15/10                                   421,564
    535,000         Clear Channel Communications, Inc.
                      5.750%, 01/15/13                                   553,676
     35,000         Comcast Corp.
                      5.850%, 01/15/10                                    37,560
    250,000         Comcast Corp.
                      7.050%, 03/15/33                                   286,999
    400,000         COX Communications, Inc.
                      3.040%, 12/14/07 (a)(b)                            401,020
    550,000         COX Communications, Inc.
                      4.625%, 1/15/10 (a)                                549,341




                                       21


                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

MEDIA (CONTINUED)
  $ 500,000         COX Communications, Inc.
                      7.125%, 10/01/12                               $   561,277
    550,000         COX Communications, Inc.
                      5.450%, 12/15/14 (a)                               551,025
    200,000         Dex Media East LLC
                      9.875%, 11/15/06                                   228,750
    200,000         Dex Media East LLC
                      12.125%, 11/15/12                                  244,750
    300,000         Echostar DBS Corp.
                      6.625%, 10/01/14 (a)                               305,250
     50,000         Grupo Televisa SA
                      8.500%, 03/11/32                                    58,125
    150,000         LCE Acquisition Corp.
                      9.000%, 08/01/14 (a)                               163,125
    425,000         Liberty Media Corp.
                      3.500%, 09/25/06                                   422,813
    245,000         LIN Television Corp.
                      8.000%, 01/15/08                                   256,331
    350,000         NBTY, Inc.
                      8.625%, 09/15/07                                   357,000
    375,000         News America, Inc.
                      6.625%, 01/09/08                                   404,998
    150,000         News America, Inc.
                      4.750%, 03/15/10                                   153,023
    200,000         PEI Holdings, Inc.
                      11.000%, 03/15/10                                  234,000
    250,000         Time Warner, Inc.
                      5.625%, 05/01/05                                   252,323
    250,000         Time Warner, Inc.
                      6.125%, 04/15/06                                   258,945
    695,000         Time Warner, Inc.
                      7.625%, 04/15/31                                   843,426
     50,000         Viacom, Inc.
                      7.875%, 07/30/30                                    64,420
    250,000         Walt Disney Co.
                      7.300%, 02/08/05                                   251,290
                                                                     -----------
                                                                       8,393,772
                                                                     -----------

REAL ESTATE INVESTMENT TRUST: 0.2%
     60,000         New Plan Excel Realty Trust
                      5.875%, 06/15/07                                    62,501
     90,000         Simon Property Group, Inc.
                      5.375%, 08/28/08                                    93,901
    150,000         Thornburg Mortgage, Inc.
                       8.000%, 5/15/13                                   160,125
    250,000         United Dominion Realty Trust
                       6.500%, 06/15/09                                  270,132
                                                                     -----------
                                                                         586,659
                                                                     -----------

RETAIL: 0.9%
    100,000         CSK Auto, Inc.
                      7.000%, 01/15/14                                    98,625
    255,000         CVS Corp.
                      3.875%, 11/01/07                                   256,321
    250,000         Delhaize America, Inc.
                      9.000%, 04/15/31                                   324,699




                                       22


                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

RETAIL (CONTINUED)
  $ 125,000         Finlay Fine Jewelry Corp.
                      8.375%, 06/01/12                               $   135,625
     50,000         FTD, Inc.
                      7.750%, 02/15/14                                    51,750
    115,000         PEP Boys-Manny Moe & Jack
                      7.500%, 12/15/14                                   117,156
    200,000         Rite Aid Corp.
                      9.500%, 02/15/11                                   220,500
    300,000         Safeway, Inc.
                      2.500%, 11/01/05                                   298,364
    375,000         Safeway, Inc.
                      2.640%, 11/01/05 *(b)                              375,459
    150,000         Toys R Us, Inc.
                      7.875%, 04/15/13                                   149,625
                                                                     -----------
                                                                      2,028,124
                                                                     -----------

SUPERNATIONALS: 0.4%
    250,000         Corp. Andina de Fomento
                      6.875%, 03/15/12                                   281,433
    250,000         Corp. Andina de Fomento
                      5.200%, 05/21/13                                   255,312
    310,000         Fondo LatinoAmericano De Reservas
                      3.000%, 08/01/06 (a)                               308,647
                                                                     -----------
                                                                         845,392
                                                                     -----------

TECHNOLOGY: 1.0%
    150,000         AMI Semiconductor, Inc.
                     10.750%, 02/01/13                                   177,000
    150,000         Amkor Technologies, Inc.
                     7.750%, 05/15/13                                    141,750
    150,000         Celestica, Inc.
                      7.875%, 07/01/11                                   161,625
    150,000         Certegy, Inc.
                      4.750%, 09/15/08                                   153,578
    150,000         Corning Glass, Inc.
                      8.300%, 04/04/25                                   158,611
    140,000         Fairchild Semiconductor International, Inc.
                     10.500%, 02/01/09                                   148,400
    150,000         Flextronics Internatonal Ltd.
                      6.25%, 11/15/14 (a)                                149,250
    150,000         Freescale Semiconductor, Inc.
                      7.125%, 07/15/14                                   163,500
    300,000         Ingram Micro, Inc.
                      9.875%, 8/15/08                                    327,750
    250,000         MagnaChip Semiconductor SA
                      5.780%, 12/15/11 (a)(b)                            258,125
    250,000         Pitney Bowes, Inc.
                      5.950%, 02/01/05                                   250,858
    150,000         Unisys Corp.
                      7.875%, 04/01/08                                   154,500
    200,000         Unova, Inc.
                      7.000%, 03/15/08                                   206,500
                                                                     -----------
                                                                       2,451,447
                                                                     -----------




                                       23


                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

TRANSPORTATION: 0.6%
  $ 225,000         FedEx Corp.
                      2.840%, 04/01/05 (b)                           $   225,133
    140,000         FedEx Corp.
                      3.500%, 04/01/09                                   137,211
    500,000         Southwest Airlines Co.
                      5.496%, 11/01/06                                   515,182
    500,000         Union Pacific Corp.
                      7.600%, 05/01/05                                   506,817
                                                                     -----------
                                                                       1,384,343
                                                                     -----------

UTILITIES: 10.6%
    750,000         Alabama Power Co.
                      2.300%, 04/23/06 *(b)                              750,221
     45,000         AmerenEnergy Generating Co.
                      7.950%, 06/01/32                                    56,376
    520,000         America Movil SA de CV
                      5.500%, 03/01/14                                   515,011
    200,000         Amerigas Partners LP
                      8.880%, 05/20/11                                   219,000
    500,000         Arizona Public Service Co.
                      6.500%, 03/01/12                                   556,620
    450,000         AT&T Wireless Services, Inc.
                      7.350%, 03/01/06                                   470,894
    500,000         AT&T Wireless Services, Inc.
                      7.875%, 03/01/11                                   590,044
    300,000         AT&T Wireless Services, Inc.
                      8.125%, 05/01/12                                   363,170
    265,000         Bellsouth Corp.
                      4.750%, 11/15/12                                   267,061
    950,000         British Telecom Plc
                      7.875%, 12/15/05                                   991,066
    300,000         Buckeye Partners LP
                      4.625%, 07/15/13                                   292,773
    250,000         CenterPoint Energy Houston Electric LLC
                      5.700%, 03/15/13                                   265,389
    300,000         CMS Energy Corp.
                      7.000%, 01/15/05                                   300,368
    250,000         Columbus Southern Power Co.
                      6.850%, 10/03/05                                   256,567
     65,000         Conectiv, Inc.
                      5.300%, 06/01/05                                    65,534
    125,000         Consolidated Natual Gas Co.
                      5.000%, 03/01/14                                   125,521
    250,000         Dayton Power & Light Co. (The)
                      5.125%, 10/01/13 (a)                               255,868
    600,000         Detroit Edison Co.
                      5.050%, 10/01/05                                   609,274
    200,000         Deutsche Telekom International Finance BV
                      8.500%, 06/15/10                                   238,541
    200,000         Deutsche Telekom International Finance BV
                      5.250%, 07/22/13                                   206,074
    125,000         Dobson Cellular Systems
                      8.375%, 11/01/11 (a)                               129,688
    170,000         Duke Capital LLC
                      4.370%, 03/01/09                                   171,267
    600,000         Duke Energy Field Services LLC
                      7.500%, 08/16/05                                   615,946




                                       24



                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

UTILITIES (CONTINUED)
   $ 85,000         Enbridge Energy Partners LP
                      4.000%, 01/15/09                               $    83,812
     50,000         Energy East Corp.
                      6.750%, 06/15/12                                    56,134
    725,000         Enterprise Product Operating LP
                      4.000%, 10/15/07 (a)                               723,702
    110,000         Fairpoint Communications, Inc.
                      11.875%, 3/1/10                                    129,250
    190,000         FPL Group Capital, Inc.
                      3.250%, 04/11/06                                   190,160
    135,000         France Telecom SA
                      7.950%, 03/01/06                                   141,785
    360,000         France Telecom SA
                      8.500%, 03/01/11                                   429,974
    475,000         Gas Transmission Northwest Corp.
                      7.100%, 06/01/05                                   482,551
    250,000         GTE North, Inc.
                      6.400%, 02/15/05                                   251,354
    150,000         Inergy LP/ Inergy Finance Corp.
                      6.875%, 12/15/14 (a)                               151,500
    100,000         Inmarsat Finance Plc
                      0.000%, 11/15/12 (a)                                72,500
    155,000         Jersey Central Power & Light
                      5.625%, 05/01/16                                   162,302
    250,000         Kinder Morgan, Inc.
                      6.650%, 03/01/05                                   251,530
    105,000         Korea East-West Power Co. Ltd.
                      4.875%, 04/21/11 (a)                               106,041
    350,000         MCI, Inc.
                      6.908%, 05/01/07                                   359,188
    250,000         National Fuel Gas Co.
                      5.250%, 03/01/13                                   254,572
    390,000         Niagara Mohawk Power Corp.
                      7.750%, 05/15/06                                   413,173
    130,000         Nisource Finance Corp.
                      3.200%, 11/01/06                                   128,889
    200,000         Northwestern Bell Telephone
                      6.250%, 01/01/07                                   208,500
    250,000         Ohio Power Co.
                      4.850%, 01/15/14                                   249,237
    165,000         Pacific Gas & Electric Co.
                      3.600%, 03/01/09                                   162,415
    570,000         Pacific Gas & Electric Co.
                      6.050%, 03/01/34                                   594,074
    500,000         Pinnacle West Capital Corp.
                      3.076%, 11/01/05 *(b)                              500,282
    250,000         PPL Electric Utilities Corp.
                      4.300%, 06/01/13                                   241,730
    220,000         PPL Energy Supply LLC
                      5.400%, 08/15/14                                   226,097
    325,000         Progress Energy, Inc.
                      6.750%, 03/01/06                                   337,332
    350,000         PSEG Power LLC
                      6.950%, 06/01/12                                   394,973
    575,000         SBC Communications, Inc.
                      5.750%, 05/02/06                                   593,625




                                       25



                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

UTILITIES (CONTINUED)
  $ 100,000         SBC Communications, Inc.
                      4.125%, 09/15/09                               $    99,923
     80,000         SBC Communications, Inc.
                      6.150%, 09/15/34                                    82,675
    750,000         SCANA Corp.
                      2.740%, 11/15/06 *(b)                              752,062
    220,000         Sempra Energy
                      4.750%, 05/15/09                                   224,484
     65,000         Southern California Edison Co.
                      5.000%, 01/15/14                                    66,171
    560,000         Southern Co. Capital Funding, Inc.
                      5.300%, 02/01/07                                   585,836
    360,000         Sprint Capital Corp.
                      6.900%, 05/01/19                                   403,672
    490,000         Sprint Capital Corp.
                      6.875%, 11/15/28                                   538,083
  1,100,000         Telecom Italia Capital SA
                      4.000%, 01/15/10 (a)                             1,079,750
    350,000         Telecom Italia Capital SA
                      5.250%, 11/15/13                                   354,380
    150,000         Telecom Italia Capital SA
                      6.375%, 11/15/33                                   154,745
    250,000         Telefonica Europe BV
                      7.750%, 09/15/10                                   293,517
    625,000         Telefonos de Mexico SA de CV
                      8.250%, 01/26/06                                   657,711
     90,000         Telefonos de Mexico SA de CV
                      4.500%, 11/19/08                                    90,825
    235,000         Telstra Corp. Ltd.
                      6.375%, 04/01/12                                   260,080
    675,000         TELUS Corp.
                      7.500%, 06/01/07                                   733,793
    150,000         Tenaska Oklahoma
                      6.528%, 12/30/14 (a)                               151,662
    188,870         Tenaska Virginia Partners LP
                      6.119%, 03/30/24 (a)                               198,787
    265,000         TEPPCO Partners, LP
                      7.625%, 02/15/12                                   306,216
    100,000         TEPPCO Partners, LP
                      6.125%, 02/01/13                                   106,741
    100,000         Texas Genco LLC
                      6.875%, 12/15/14 (a)                               103,875
    135,000         TXU Electric Delivery Co.
                      7.000%, 05/01/32                                   156,257
    100,000         TXU Energy Co.
                      6.125%, 03/15/08                                   105,747
    250,000         Verizon Global Funding Corp.
                      6.750%, 12/01/05                                   258,147
    500,000         Verizon Wireless Capital LLC
                      2.409%, 05/23/05 (a)(b)                            499,924
    500,000         Verizon Wireless Capital LLC
                      5.375%, 12/15/06                                   518,141
    225,000         Virginia Electric and Power Co.
                      4.500%, 12/15/10                                   226,922
                                                                     -----------
                                                                      25,219,081
                                                                     -----------



                                       26



                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                               VALUE
----------------                                                     -----------

TOTAL CORPORATE BONDS
  (cost $99,836,999)                                                $101,650,371
                                                                    ------------


FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY: 1.8%

  $ 160,000         Export-Import Bank of Korea
                      4.500%, 08/12/09                                   161,537
    800,000         Pemex Project Funding Master Trust
                      6.125%, 08/15/08                                   850,000
    300,000         Pemex Project Funding Master Trust
                      8.000%, 11/15/11                                   346,050
    525,000         Petrobras International Finance Co.
                      9.750%, 07/06/11                                   632,625
    300,000         Petroleos Mexicanos
                      6.500%, 02/01/05                                   301,057
    250,000         Republic of South Africa
                      6.500%, 06/02/14                                   274,375
    330,000         United Mexican States
                      2.753%, 01/13/09 (b)                               334,867
    250,000         United Mexican States
                      8.375%, 01/14/11                                   294,250
    500,000         United Mexican States
                      7.500%, 01/14/12                                   568,250
    265,000         United Mexican States
                      8.000%, 09/24/22                                   306,340
    100,000         United Mexican States
                      8.300%, 08/15/31                                   117,450
                                                                     -----------

TOTAL FOREIGN GOVERNMENT AND FOREIGN GOVERNMENT AGENCY
  (cost $3,983,528)                                                    4,186,801
                                                                     -----------


PROLOAN PIPELINE: 4.3%
When-Issued Commitments
  (cost $10,482,407)                                                  10,175,703
                                                                     -----------


SHORT-TERM INVESTMENTS: 6.5%

COMMERCIAL PAPER: 6.2%
  6,750,000         Chevron Phillip Chemical Co. LLP, 2.200%,
                        01/03/05                                       6,749,175
  8,050,000         Safeway, Inc., 2.230%, 01/03/05                    8,049,003
                                                                     -----------
                                                                      14,798,178
                                                                     -----------

Money Market: 0.3%
    618,728         First American Prime Obligations Fund                618,728
                                                                     -----------


TOTAL SHORT-TERM INVESTMENTS
  (cost $15,416,906)                                                  15,416,906
                                                                     -----------





                                       27



                       BUILDERS FIXED INCOME FUND, INC.


SCHEDULE OF INVESTMENTS at December 31, 2004 (Continued)
--------------------------------------------------------------------------------

                                                                        VALUE
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES                                    $ 284,163,413
  (cost $280,759,860): 120.0%

Liabilities in excess of Receivables and Other Assets:  (20.0%)      (47,409,955)
                                                                   -------------

NET ASSETS: 100.0%                                                 $ 236,753,458
                                                                   =============


*    Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
**   Callable by the issuer.
(a)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
(b)  Variable rate security. The rate listed is as of December 31, 2004.










































See accompanying Notes to Financial Statements.




                        BUILDERS FIXED INCOME FUND, INC.
                                SECTOR BREAKDOWN
                          DECEMBER 31, 2004 (UNAUDITED)


                                                                  Percent of
                                                                   Portfolio
        ---------------------------------------------------------------------
        Agency                                                         3.85%
        Asset-Backed Securities                                        7.83%
        Collateralized Mortgage Backed Securities                      5.39%
        Collateralized Mortgage Obligations                            0.65%
        Commitments                                                    4.32%
        Corporates                                                    44.66%
        Governments                                                   16.36%
        Mortgage-Backed Securities                                    22.59%
        Reverse Repurchase Agreements                                 -7.47%
        ProLoan Program Pipeline                                      -4.47%
        Cash & Equivalent                                              6.29%
                                                            -----------------
        Total                                                        100.00%
        ---------------------------------------------------------------------


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $280,759,860)         $ 284,163,413
  Cash                                                                  543,160
  Receivables:
    Fund shares sold                                                     48,646
    Interest                                                          2,385,699
    Investment securities sold                                       13,471,956
    ProLoan extension fees                                               13,743
    ProLoan origination fees                                              8,602
  Other assets                                                           24,430
                                                                  -------------
      Total assets                                                  300,659,649
                                                                  -------------

LIABILITIES
  Payables:
    Investment securities purchased                                  24,377,693
    Investment securities purchased - when issued                    10,482,407
    Reverse Repurchase Agreement, at value
      (cost $17,629,194) (Note 5)                                    17,578,563
    Securities sold short, at fair value
      (proceeds $11,171,875) (Note 6)                                11,168,432
    Interest on securities sold short                                    16,144
    Distribution to shareholders                                         59,400
    Fund shares purchased                                                10,079
    ProLoan commitment fees (Note 1)                                     52,217
    Due to manager  (Note 3)                                             32,512
    Due to distribution coordinator (Note 3)                             20,359
    Due to directors                                                      2,538
  Accrued expenses                                                      105,847
                                                                  -------------
Total liabilities                                                    63,906,191
                                                                  -------------

NET ASSETS                                                        $ 236,753,458
                                                                  =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
        ($236,753,458/16,064,369 shares outstanding,
        unlimited number of shares
         authorized without par value)                            $       14.74
                                                                  =============


COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $ 235,975,254
  Accumulated net investment loss                                      (354,850)
  Accumulated net realized loss on investments                       (2,273,942)
  Net unrealized appreciation on investments                          3,406,996
                                                                  -------------
    Net assets                                                    $ 236,753,458
                                                                  =============









SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                  $ 11,387,169
                                                                   ------------


  Expenses:
    Subadvisory fees                                                    406,069
    Management fees                                                     369,154
    Distribution fees                                                   246,102
    Fund accounting fees                                                136,717
    Administration fees                                                  98,051
    Professional fees                                                    56,792
    Custody fees                                                         38,368
    Insurance expense                                                    31,489
    Transfer agent fees                                                  27,303
    CCO expense                                                          10,696
    Director fees                                                        10,533
    Miscellaneous                                                         9,972
    Registration expense                                                  1,017
                                                                   ------------
      Net expenses                                                    1,442,263
                                                                   ------------
        NET INVESTMENT INCOME                                         9,944,906
                                                                   ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                    2,341,726
  Net unrealized depreciation on investments                         (3,421,147)
                                                                   ------------
    Net realized and unrealized loss on investments                  (1,079,421)
                                                                   ------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  8,865,485
                                                                   ============















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

                                                               Year Ended           Year Ended
                                                           December 31, 2004    December 31, 2003
                                                           ------------------   -------------------
INCREASE  (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                       $   9,944,906    $  10,918,421
  Net realized gain on investments                                2,341,726        1,916,173
  Net unrealized depreciation on investments                     (3,421,147)      (5,631,543)
                                                              -------------    -------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          8,865,485        7,203,051
                                                              -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                    (10,299,920)     (10,918,421)
                                                              -------------    -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (10,299,920)     (10,918,421)
                                                              -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       3,863,672       13,944,167
  Net asset value of shares issued on
    reinvestment of distributions                                 9,561,546       11,163,465
  Cost of shares redeemed                                       (34,615,730)      (2,957,706)
                                                              -------------    -------------
    NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS     (21,190,512)      22,149,926
                                                              -------------    -------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS                     (22,624,947)      18,434,556

NET ASSETS
  Beginning of year                                             259,378,405      240,943,849
                                                              -------------    -------------
  END OF YEAR (including undistributed net
    investment income (loss) of ($354,850)
    and $164, respectively)                                   $ 236,753,458    $ 259,378,405
                                                              =============    =============

CHANGE IN SHARES
  Shares sold                                                       260,138          932,561
  Shares issued on reinvestment of distributions                    649,534          748,419
  Shares redeemed                                                (2,368,166)        (198,625)
                                                              -------------    -------------
  NET INCREASE (DECREASE)                                        (1,458,494)       1,482,355
                                                              =============    =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                                                                          Year Ended December 31,
                                                        ----------------------------------------------------------
                                                           2004          2003       2002       2001       2000
                                                        ----------  ----------  ----------  ----------  ----------

Net asset value, beginning of year                      $    14.80  $    15.02  $    14.48  $    14.43  $    14.14
                                                        ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                      0.60        0.64        0.79        0.91        0.91
   Net realized and unrealized gain
     (loss) on investments                                   (0.04)      (0.22)       0.54        0.05        0.29
                                                        ----------  ----------  ----------  ----------  ----------
      Total from investment operations                        0.56        0.42        1.33        0.96        1.20
                                                        ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
    From net investment income                               (0.62)      (0.64)      (0.79)      (0.91)      (0.91)
    From realized gain                                     --          --          --          --          --
                                                        ----------  ----------  ----------  ----------  ----------
      Total distributions                                    (0.62)      (0.64)      (0.79)      (0.91)      (0.91)
                                                        ----------  ----------  ----------  ----------  ----------

Net asset value, end of year                            $    14.74  $    14.80  $    15.02  $    14.48  $    14.43
                                                        ==========  ==========  ==========  ==========  ==========

Total return                                                  3.87%       2.88%       9.47%       6.79%       9.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of year (millions)                    $   236.8   $   259.4   $   240.9   $   229.9   $   218.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived/expenses recouped                        0.59%       0.58%       0.57%       0.57%       0.62%
  After fees waived/expenses recouped                         0.59%       0.58%       0.58%       0.60%       0.60%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
  Before fees waived/expenses recouped                        4.04%       4.32%       5.42%       6.29%       6.47%
  After fees waived/expenses recouped                         4.04%       4.32%       5.41%       6.26%       6.49%

Portfolio turnover rate                                     138.45%      55.23%      85.82%      81.93%      50.93%










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2004
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

         Builders Fixed Income Fund, Inc. (the "Fund") was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

         The Fund's investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") and secured by ProLoan mortgages on residential homes that are built by union labor ("ProLoan mortgage-backed securities"). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if Principal Global Investors, LLC (the "Subadviser") determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund's performance. The average credit rating of the Fund's entire portfolio is at least A-/A3 as rated by S&P or Moody's, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase A-/A3 as ranked by S&P or Moody's, respectively, or, if unrated, determined to be of comparable quality by the Subadviser. The Fund's average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index.

         The Fund invests in different types of fixed income, variable and floating rate securities, including corporate bonds, zero coupon bonds and debentures, high yield bonds, preferred securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government securities"), foreign government securities, money market instruments and derivatives. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities.

         PROLOAN PROGRAM. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. The Fund's manager, Capital Mortgage Management, Inc. (the "Manager") coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower's home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to "float down" to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, Peoria, Springfield, and Southern Illinois metropolitan areas.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

         (a)      Investment Valuation

                  Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations temporarily are unavailable from a pricing service are valued at a price supplied by the Subadviser based on the average of the prices obtained by the Subadviser from two independent broker-dealer firms (or the price provided by one firm, if only one is available), pursuant to procedures approved by the Board of Directors. Securities (including restricted securities) for which reliable market quotations are not readily available are valued at a price supplied by an independent pricing service or, if none is available, at a fair price determined by the Valuation Committee of the Board of Directors in consultation with the Fund's custodian and Subadviser.

                  PROLOAN MORTGAGE PIPELINE. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This "pipeline" of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as calculated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The Custodian uses the following formula for determining the fair market value of the Fund's ProLoan pipeline: The Custodian calculates the weighted average coupon rate of mortgage commitments in the Fund's pipeline, based on a pipeline summary provided by the Manager. The Custodian next subtracts 0.625% from the average coupon rate, and rounds the rate down to the nearest half-percent. From this coupon rate, the Custodian subtracts the spread between the one- and three-month forward prices for a 30-year FNMA with an identical coupon rate, and then subtracts an additional 0.125%.

                  WHEN-ISSUED AND FORWARD COMMITMENTS. The Fund's commitment to acquire mortgage-backed securities originated through the ProLoan program constitute "when-issued" commitments. When the

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------


                  Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

                  If deemed advisable as a matter of investment strategy, the Fund may sell Proloans it has committed to purchase before those securities are delivered to the Fund on the settlement date. Procedures to segregate assets to cover these sales will follow the Fund's "Asset Segregation Procedures".


         (b)      Federal Income and Excise Taxes

                  The Fund intends to continue to qualify each year as a "regulated investment company" under Sub chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

         (c)      Distributions to Shareholders

                  Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

         (d)      Indemnification Obligations

                  Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------

(e)      Other

                  Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.


NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

         (a)      Management Fee

                  The Fund has a Management Agreement with the Manager, to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund's average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly.

         (b)      Subadviser Fee

                  The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets.

         (c)      Administration Fee

                  The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator") to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

         (d)      Distribution Coordinator and Distribution Plan

                  Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the "Plan"). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund's average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit the Fund's total operating expenses to 0.60% per annum of the Fund's average daily net assets through December 31, 2005. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund's operating expenses to exceed the 0.60% expense limitation.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------


                  As of December 31, 2004, there was no cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund.

                  Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Effective September 1, 2002, the Distribution Coordinator has entered into an agreement with Principal Life Insurance Company (the "Service Provider") in which the Service Provider, either directly or indirectly through an affiliate, desires to provide certain distribution and shareholder services to plan sponsors and certain participants ("Plan Participants") in qualified pension or retirement plans ("Plans") in connection with their investment in the Fund. The Service Provider is an affiliate of the Subadviser. At the direction of the Distribution Coordinator, the Fund's Administrator will pay the Service Provider a monthly fee equal to the average aggregate amount invested in each month in the Fund by Plans whose Plan Participants receive services provided by the Service Provider at an annual rate of 0.10%.

         (e)      Officers and Directors

                  Certain officers and directors of the Fund are also officers and directors of the Manager, Distribution Coordinator and Administrator. Directors who are not "interested persons" of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.


NOTE 4 - PURCHASES AND SALES OF SECURITIES

         The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the year ended December 31, 2004, were as follows:

               Purchases                               $ 359,410,462
               Sales                                   $ 342,268,695

         The Fund purchased $36,169,210 and sold $46,419,831 in U.S. Government securities during the year ended December 31, 2004.


NOTE 5 - REVERSE REPURCHASE AGREEMENTS

         During the year ended December 31, 2004, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

                        BUILDERS FIXED INCOME FUND, INC.

--------------------------------------------------------------------------------


         Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

         The difference between the selling price and the repurchase price is accounted for as interest expense. At December 31, 2004, outstanding reverse repurchase agreements for the Fund, which were collateralized by mortgage-backed securities, were as follows:

                                                 Amount of
                                                  Reverse
            Collateral                           Repurchase     Interest    Maturity       Cost of           Value of
              Issuer         Counterparty        Agreements        Rate        Date       Collateral        Collateral
         ----------------- ------------------ ----------------- ----------- ----------- --------------- -- --------------
              FHLMC          Merrill Lynch          $1,500,000      4.500%    07/15/13      $1,511,246        $1,505,625
               UST           Merrill Lynch           3,000,000      3.375%    01/15/07       3,869,903         3,862,500
               UST           Merrill Lynch           2,500,000      3.875%    01/15/09       3,309,410         3,296,875
               UST           Merrill Lynch           2,000,000      3.625%    07/15/09       2,032,301         2,025,000
               UST           Merrill Lynch           2,350,000      5.000%    02/15/11       2,527,518         2,523,313
               UST           Merrill Lynch           1,000,000      2.000%    01/15/14       1,070,304         1,066,250
               UST           Merrill Lynch           1,100,000      4.750%    05/15/14       1,134,047         1,130,250
               UST           Merrill Lynch           1,100,000      4.000%    02/15/14       1,088,151         1,086,250
               UST           Merrill Lynch           1,000,000      5.375%    02/15/31       1,086,314         1,082,500
                                              -----------------                         ---------------    --------------
                                                   $15,550,000                             $17,629,194       $17,578,563
                                              =================                         ===============    ==============



NOTE 6 - SHORT SALES

         The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of ProLoan mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited.

         The short sale holdings at December 31, 2004 were as follows:

                   PRINCIPAL                                                  NET UNREALIZED
                     AMOUNT             SECURITY              VALUE            APPRECIATION
                  --------------------------------------------------------------------------

                  $11,000,000     FNMA TBA, 5.50%, 01/15/35    $11,168,432      $3,443


NOTE 7 - INCOME TAX INFORMATION

         As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                      Amounts
                                                                  --------------
            COST OF INVESTMENTS FOR TAX PURPOSES                   $280,759,860
                                                                  ==============
            Gross tax unrealized appreciation                         4,524,550
            Gross tax unrealized depreciation                       (1,117,554)
                                                                  --------------
            Net tax unrealized appreciation on investments            3,406,996
                                                                  ==============
            UNDISTRIBUTED ORDINARY LOSS                               (354,850)
            CAPITAL LOSS CARRYFORWARD                               (2,149,606)


         The tax composition of dividends (other than return of capital dividends) were as follows:


                                                          Year Ended                 Year Ended
                                                       December 31, 2004          December 31, 2003
             -------------------------------------------------------------- ---------------------------
             Ordinary income (total)                      $10,299,920              $10,918,421
             Ordinary income (per share)                     $0.62                    $0.64
             Net, long-term capital gains (total)             $0                        $0
             Net, long-term capital gains (per share)        $0.00                    $0.00


         For federal income tax purposes, the Fund has a net capital loss carryforward of $2,149,606 at December 31, 2004.

                EXPIRING
                   2008                  $      66,971
                   2010                  $   2,082,635



                        BUILDERS FIXED INCOME FUND, INC.



DIRECTOR AND OFFICER INFORMATION
-------------------------------------------------------------------------------------------------------------------------------

                                                     INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------

                                                                                             # OF
                                                                                             PORTFOLIOS
                                           TERM OF                                           IN FUND
                           POSITION(S)     OFFICE AND                                        COMPLEX         OTHER
                           HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY     DIRECTORSHIPS HELD
 NAME, ADDRESS AND AGE     THE COMPANY     TIME SERVED   PAST FIVE YEARS                     DIRECTOR        BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
James D. Slebiska (59)                     Life          Central District Vice-President,         1          Fifth District
4281 NE 38th Street        Independent     Term;         United Brotherhood of Carpenters                    General Executive
Des Moines, IA  50317      Director        Since 1999    and Joiners of America (Oct.                        Board, United
                                                         1969-present).                                      Brotherhood
                                                                                                             of
                                                                                                             Carpenters
-------------------------------------------------------------------------------------------------------------------------------
Joseph A. Montanaro (65)                   Life          Executive Director, Directed             1          None
3221 McKelvey Road,        Independent     Term;         Account Plan (formerly TWA
Suite 105                  Director        Since 1997    Pilots DAP 401(k)), (July 1993 -
Bridgeton, MO 63044                                      present) and Chairman of
                                                         Investment Committee (Oct. 1991
                                                         - July 1993); Co-Trustee, TWA
                                                         Flight Engineers Trust Plan
                                                         (1976 - Oct. 1991).
-------------------------------------------------------------------------------------------------------------------------------
 Dennis F. Penkalski (61)                  Life          Retired (August 2001-present);           1          None
 W 275 S8840 Hidden        Independent     Term;         Former Executive Secretary,
 Lake Dr.                  Director        Since 2001    Treasurer (1995-2001) Milwaukee
 Mukwonago, WI 53149                                     & Southern Wisconsin Regional
                                                         Council of Carpenters
-------------------------------------------------------------------------------------------------------------------------------
 Bobby J. Yeggy (57)                       Life          Vice-President, Midwestern               1          Midwestern
 6910 N. Main Street,      Independent     Term;         District United Brotherhood of                      District General
 Unit 9                    Director        Since 2003    Carpenters 2001-present;                            Executive Board,
 Granger, IN 46530                                       Director of Organizing                              United Brotherhood
                                                         Resources, United Brotherhood of                    of Carpenters
                                                         Carpenters 1996-2001; and
                                                         Secretary/Treasurer, Northeast
                                                         Indiana District Council of
                                                         Carpenters 1991-1996.
-------------------------------------------------------------------------------------------------------------------------------
 Michael J. Lauer (49)                     Life          President, Indiana/Kentucky              1          None
 1091 Mariner Drive        Independent     Term;         Regional Council of Carpenters
 Warsaw, IN 46581          Director        Since 2004    2003-present; Coordinator,
                                                         Indiana/Kentucky Regional
                                                         Council of Carpenters
                                                         1999-present;
                                                         Secretary/Treasurer,
                                                         Northeast Indiana District
                                                         Council of Carpenters
                                                         1996-1999.
-------------------------------------------------------------------------------------------------------------------------------








                                       41


                        BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (UNAUDITED) - (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------


                                     INTERESTED DIRECTORS & OFFICERS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                             # OF
                                           TERM OF                                           PORTFOLIOS IN
                           POSITION(S)     OFFICE AND                                        FUND COMPLEX
                           HELD WITH       LENGTH OF     PRINCIPAL OCCUPATION(S)             OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE      THE COMPANY     TIME SERVED   DURING PAST FIVE YEARS              DIRECTOR        HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
 John W. Stewart* (45)     Chairman,       Life Term;    President, Capital Mortgage              1          None
 218 Henry Road            President,      Since 1997    Management, Inc. (July
 Manchester, MO 63011      Treasurer                     1997-Present);
                           and                           Controller/System
                           Secretary                     Administrator, Carpenters'
                                                         District Council of Greater
                                                         St. Louis (August 1988-July
                                                         1997)
-------------------------------------------------------------------------------------------------------------------------------
Terry Nelson* (63)         Director        Life Term;    Executive Secretary and                    1        United Way since
1401 Hampton Avenue                        Since 1997    Treasurer, Carpenters'                              1993
St. Louis, MO 63139                                      District Council of Greater
                                                         St. Louis (Aug.
                                                         1993-present); Managing
                                                         Trustee, Carpenters'
                                                         District Council of Greater
                                                         St. Louis pension fund,
                                                         health and welfare fund and
                                                         vacation fund (Aug.
                                                         1993-present); Business
                                                         Representative, Carpenters'
                                                         District Council of Greater
                                                         St. Louis (1981-Aug. 1993)
-------------------------------------------------------------------------------------------------------------------------------
Michael Stewart* (44)      Chief           Life Term;    VP of Operations, Chief                     1       None
218 Henry Road             Compliance      Since 2004    Compliance Officer, Capital
Manchester, MO 63011       Officer                       Mortgage Management Inc.
                                                         (February of 2002-Present)
                                                         Director of Marketing and
                                                         Operations, Centerline BTI
                                                         (Feb. 1998-Jan. 2002)
                                                         Assistant Store Manager,
                                                         J.C. Penney Co. (May
                                                         1980-Jan.1998)
-------------------------------------------------------------------------------------------------------------------------------

* Mr. John Stewart is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, due to his position as President of the Fund's
Manager. Mr. Nelson may be deemed to be an interested person of the Fund due to his position as a Trustee of a pension fund that owns more than 25% of the Fund's shares. Mr. Michael Stewart is an "interested person" of the Fund by nature of his employment with the Manager.


                        BUILDERS FIXED INCOME FUND, INC.
                               General Information


--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES

The Subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates. The Fund's Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Shareholders and Board of Directors of
Builders Fixed Income Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Builders Fixed Income Fund, Inc. (the "Fund"), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Builders Fixed Income Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
-------------------------
St. Louis, Missouri
February 9, 2005

--------------------------------------------------------------------------------
                                     Manager
                        CAPITAL MORTGAGE MANAGEMENT, INC.
                                 218 Henry Road
                           Manchester, Missouri 63011

                                   Subadviser
                         PRINCIPAL GLOBAL INVESTORS, LLC
                                801 Grand Avenue
                             Des Moines, Iowa 50392

                                   Distributor
                        T.O. RICHARDSON SECURITIES, INC.
                               2 Bridgewater Road
                              Farmington, CT 06032

                                    Custodian
                                 U.S. BANK, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                           P.O. Box 6110 Indianapolis,
                                  IN 46206-6110
                                 (877) 923-5626

                                  Legal Counsel
                               THOMPSON COBURN LLP
                               One U.S. Bank Plaza
                               St. Louis, MO 63101

                  Independent Registered Public Accounting Firm
                              DELOITTE & TOUCHE LLP
                              100 South 4th Street
                               St. Louis, MO 63102

--------------------------------------------------------------------------------

THIS REPORT IS INTENDED FOR THE SHAREHOLDERS OF THE BUILDERS FIXED INCOME FUND, INC. AND MAY NOT BE USED AS SALES LITERATURE UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

PAST PERFORMANCE RESULTS SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. SHARE PRICE AND RETURNS WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. STATEMENTS AND OTHER INFORMATION HEREIN ARE DATED AND ARE SUBJECT TO CHANGE.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of this code of ethics by mail when they call the registrant at 1-877-923-5626.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Penkalski is the audit committee financial expert and is considered to be independent.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Builders Fixed Income Fund, Inc. (the "Fund") has engaged Deloitte & Touche LLP ("Deloitte") as its independent registered public accounting firm to perform audit services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the Fund's annual financial statements and services that normally are provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Tax services" refer to professional services rendered by Deloitte for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed by Deloitte for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees.

----------------------------- ----------------------- -----------------------
                                  FYE  12/31/2004         FYE  12/31/2003
----------------------------- ----------------------- -----------------------
Audit Fees                            $21,250                 $19,000
Audit-Related Fees                       --                      --
Tax Fees(1)                            $7,640                  $6,210
All Other Fees                           --                      --
                              ----------------------- -----------------------
                                      $28,890                 $25,210
----------------------------- ----------------------- -----------------------

1  Tax services are considered to be non-audit services.

The audit committee of the board of directors of the Fund (the "Committee") has adopted policies and procedures that require it to pre-approve all audit and non-audit services provided to the Fund, including services provided to the Fund's manager, Capital Mortgage Management, Inc. ("CMM"). All of the fees set forth in the table above were pre-approved by the Committee. Deloitte has advised the Committee that all hours spent on auditing the Fund's financial statements were attributed to work performed by full-time permanent employees of Deloitte.

The following table indicates the non-audit fees billed by Deloitte to CMM for the last two years. The non-audit fees billed to CMM in 2003 were for the provision of an independent review of a Fund pricing issue. The Committee considered whether the provision of such non-audit services to CMM was compatible with maintaining the Deloitte's independence, and concluded that the provision of such non-audit services by Deloitte has not compromised its independence.

------------------------------------ ---------------------- --------------------
Non-Audit Related Fees                  FYE  12/31/2004      FYE  12/31/2003
------------------------------------ ---------------------- --------------------
Capital Mortgage Management                   --                $30,000
                                     ---------------------- --------------------
                                              --                $30,000
------------------------------------ ---------------------- --------------------


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. INCORPORATED BY REFERENCE TO THE REGISTRANT'S FORM N-CSR FILED MARCH 9, 2004.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  BUILDERS FIXED INCOME FUND, INC.

         By (Signature and Title)   /S/ JOHN W. STEWART
                                  ----------------------------------------------
                                   John W. Stewart, President

         Date     March 7, 2005
                ----------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ JOHN W. STEWART
                                  ----------------------------------------------
                                   John W. Stewart, President and Treasurer

         Date     March 7, 2005
             -------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature